Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employee benefits, expense	¥ 31,254	¥ 29,357	¥ 45,237